Income Taxes - Reconciliation of U.S. Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%	34.00%
State taxes, net of federal benefit	(0.20%)	8.00%	3.00%
Federal and state research and development tax credits	1.00%	1.00%	0.90%
Change in deferred tax asset valuation allowance	(22.20%)	(27.40%)	(11.60%)
Tax rate change	1.70%	(1.90%)	(25.10%)
Other	(1.30%)	(0.70%)	(1.20%)
Effective income tax rate	0.00%	0.00%	0.00%